Changes in Level 3 Pension Assets (Detail) (Pension Plans, Defined Benefit, USD $) In Millions, unless otherwise specified						12 Months Ended				12 Months Ended				12 Months Ended						12 Months Ended				12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010	Oct. 31, 2012 Hedge Funds	Oct. 31, 2011 Hedge Funds	Oct. 31, 2012 Hedge Funds Fair Value, Inputs, Level 3	Oct. 31, 2011 Hedge Funds Fair Value, Inputs, Level 3	Oct. 31, 2012 Private Equity	Oct. 31, 2011 Private Equity	Oct. 31, 2012 Private Equity Fair Value, Inputs, Level 3	Oct. 31, 2011 Private Equity Fair Value, Inputs, Level 3	Oct. 31, 2012 Real Estate	Oct. 31, 2011 Real Estate	Oct. 31, 2012 Real Estate Fair Value, Inputs, Level 3	Oct. 31, 2011 Real Estate Fair Value, Inputs, Level 3	Oct. 31, 2012 Insurance Contract Fair Value, Inputs, Level 3	Oct. 31, 2011 Insurance Contract Fair Value, Inputs, Level 3	Oct. 31, 2012 Fixed Income Derivative	Oct. 31, 2011 Fixed Income Derivative	Oct. 31, 2012 Fixed Income Derivative Fair Value, Inputs, Level 3	Oct. 31, 2011 Fixed Income Derivative Fair Value, Inputs, Level 3	Oct. 31, 2012 Equity Derivatives	Oct. 31, 2011 Equity Derivatives	Oct. 31, 2012 Equity Derivatives Fair Value, Inputs, Level 3	Oct. 31, 2011 Equity Derivatives Fair Value, Inputs, Level 3
Schedule of Pension Plan Change in Fair Value of Plan Assets [Line Items]
Begining balance	$ 2,411	$ 2,392	$ 2,479	$ 92	$ 99	$ 99	$ 102	$ 92	$ 75	$ 75	$ 57	$ 1	$ 1	$ 1	$ 1	$ 0	$ 120	$ 19	$ 0	$ 0	$ 0	$ 4	$ 0	$ 0	$ 0
Unrealized gains (losses)						(1)	(21)			10	15			0	0	0	0			19	0			4	0
Realized gains						4	19			0	0			0	0	0	1			0	0			0	0
Purchases, issuances, and settlements						(10)	(1)			7	3			0	0	0	(121)			0	0			0	0
Ending balance	$ 2,411	$ 2,392	$ 2,479	$ 92	$ 99	$ 92	$ 99	$ 92	$ 75	$ 92	$ 75	$ 1	$ 1	$ 1	$ 1	$ 0	$ 0	$ 19	$ 0	$ 19	$ 0	$ 4	$ 0	$ 4	$ 0